Impairment losses and goodwill - Goodwill - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill [abstract]
Opening balance	€ 27,644	€ 27,174
Impairment of goodwill		(54)	€ (56)
Closing balance	27,596	27,644	27,174
Gross carrying amount [member]
Changes in goodwill [abstract]
Opening balance	33,579	32,949	32,687
Acquisitions	26	520	353
Disposals		(4)	(12)
Translation adjustment	(331)	111	(39)
Reclassifications and other items		3	(40)
Closing balance	33,273	33,579	32,949
Accumulated impairment [member]
Changes in goodwill [abstract]
Opening balance	(5,935)	(5,775)	(5,776)
Impairment of goodwill		(54)	(56)
Disposals		4	12
Translation adjustment	257	(110)	45
Closing balance	€ (5,678)	€ (5,935)	€ (5,775)